Seasonality	6 Months Ended
Jun. 30, 2019
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Seasonality

Note 4: Seasonality

The Company’s revenues and operating profit on a consolidated basis do not tend to be significantly impacted by seasonality as it records a large portion of its revenues ratably over a contract term and its costs are generally incurred evenly throughout the year. However, the Company’s revenues from quarter to consecutive quarter can be impacted by the release of certain tax products, which tend to be concentrated in the fourth quarter and, to a lesser extent, in the first quarter of the year. Additionally, the seasonality of the Company’s operating profit may be further impacted by the timing of its corporate costs, as it has been incurring significant costs to reposition its business following the sale of Financial & Risk.